Eaton Vance

Special Equities Fund

September 30, 2021

Portfolio of Investments (Unaudited)

Common Stocks — 99.0%

Security	Shares	Value
Aerospace & Defense — 1.2%
Hexcel Corp.(1)	10,431	$619,497
Mercury Systems, Inc.(1)	3,356	159,142

		$778,639

Auto Components — 3.6%
Dana, Inc.	34,180	$760,163
Dorman Products, Inc.(1)	10,295	974,628
Visteon Corp.(1)	6,350	599,376

		$2,334,167

Automobiles — 0.5%
Harley-Davidson, Inc.	8,615	$315,395

		$315,395

Banks — 8.8%
Commerce Bancshares, Inc.	16,886	$1,176,616
Community Bank System, Inc.	13,440	919,565
Independent Bank Group, Inc.	8,030	570,451
Pinnacle Financial Partners, Inc.	11,785	1,108,733
SouthState Corp.	16,455	1,228,695
UMB Financial Corp.	6,990	676,003

		$5,680,063

Biotechnology — 1.0%
Neurocrine Biosciences, Inc.(1)	7,075	$678,563

		$678,563

Building Products — 3.4%
AAON, Inc.	5,155	$336,828
AZEK Co., Inc. (The)(1)	28,439	1,038,877
Trex Co., Inc.(1)	8,410	857,231

		$2,232,936

Capital Markets — 2.0%
Cohen & Steers, Inc.	7,434	$622,746
Tradeweb Markets, Inc., Class A	8,105	654,722

		$1,277,468

Chemicals — 5.3%
Balchem Corp.	6,242	$905,527
Quaker Chemical Corp.	3,995	949,691
Valvoline, Inc.	50,275	1,567,575

		$3,422,793

Security	Shares	Value
Commercial Services & Supplies — 2.2%
Herman Miller, Inc.	24,850	$935,851
Viad Corp.(1)	10,235	464,771

		$1,400,622

Communications Equipment — 1.4%
F5 Networks, Inc.(1)	4,705	$935,260

		$935,260

Diversified Consumer Services — 2.0%
Terminix Global Holdings, Inc.(1)	31,850	$1,327,189

		$1,327,189

Electric Utilities — 1.2%
Alliant Energy Corp.	14,004	$783,944

		$783,944

Electronic Equipment, Instruments & Components — 1.2%
National Instruments Corp.	19,005	$745,566

		$745,566

Equity Real Estate Investment Trusts (REITs) — 8.2%
CubeSmart	20,457	$991,142
EastGroup Properties, Inc.	5,865	977,285
Equity LifeStyle Properties, Inc.	11,045	862,614
National Retail Properties, Inc.	20,180	871,574
Rexford Industrial Realty, Inc.	14,545	825,429
STORE Capital Corp.	25,595	819,808

		$5,347,852

Food & Staples Retailing — 2.4%
Performance Food Group Co.(1)	33,053	$1,535,642

		$1,535,642

Food Products — 1.6%
Lamb Weston Holdings, Inc.	4,880	$299,486
Nomad Foods, Ltd.(1)	26,740	736,954

		$1,036,440

Gas Utilities — 1.1%
ONE Gas, Inc.	11,240	$712,279

		$712,279

Health Care Equipment & Supplies — 5.0%
Cooper Cos., Inc. (The)	1,036	$428,189
Envista Holdings Corp.(1)	22,095	923,792
ICU Medical, Inc.(1)	2,213	516,470
Tandem Diabetes Care, Inc.(1)	2,645	315,760
Teleflex, Inc.	2,889	1,087,853

		$3,272,064

Security	Shares	Value
Health Care Providers & Services — 6.9%
Addus HomeCare Corp.(1)	4,985	$397,554
Agiliti, Inc.(1)	40,080	763,123
Amedisys, Inc.(1)	1,970	293,727
Apria, Inc.(1)	8,003	297,311
Chemed Corp.	2,265	1,053,497
LHC Group, Inc.(1)	6,045	948,521
R1 RCM, Inc.(1)	33,680	741,297

		$4,495,030

Hotels, Restaurants & Leisure — 2.4%
Choice Hotels International, Inc.	6,840	$864,371
Wyndham Hotels & Resorts, Inc.	9,175	708,218

		$1,572,589

Household Durables — 0.9%
Tempur Sealy International, Inc.	12,930	$600,081

		$600,081

Independent Power and Renewable Electricity Producers — 0.4%
Sunnova Energy International, Inc.(1)	7,902	$260,292

		$260,292

Insurance — 5.8%
James River Group Holdings, Ltd.	1,622	$61,198
Kinsale Capital Group, Inc.	2,105	340,379
RLI Corp.	7,017	703,595
Ryan Specialty Group Holdings, Inc., Class A(1)	28,606	968,885
Selective Insurance Group, Inc.	10,375	783,624
W.R. Berkley Corp.	12,575	920,238

		$3,777,919

Interactive Media & Services — 1.8%
CarGurus, Inc.(1)	37,005	$1,162,327

		$1,162,327

IT Services — 1.7%
Euronet Worldwide, Inc.(1)	8,456	$1,076,280

		$1,076,280

Leisure Products — 0.4%
Brunswick Corp.	2,770	$263,898

		$263,898

Security	Shares	Value
Machinery — 5.2%
Allison Transmission Holdings, Inc.	19,020	$671,786
Graco, Inc.	7,940	555,562
Middleby Corp.(1)	5,715	974,465
Mueller Water Products, Inc., Class A	36,995	563,064
Woodward, Inc.	5,080	575,056

		$3,339,933

Multi-Utilities — 1.3%
CMS Energy Corp.	13,645	$815,016

		$815,016

Pharmaceuticals — 0.9%
Jazz Pharmaceuticals PLC(1)	4,665	$607,430

		$607,430

Professional Services — 1.6%
CBIZ, Inc.(1)	32,015	$1,035,365

		$1,035,365

Road & Rail — 0.7%
Landstar System, Inc.	2,695	$425,325

		$425,325

Semiconductors & Semiconductor Equipment — 0.9%
Silicon Laboratories, Inc.(1)	4,275	$599,184

		$599,184

Software — 7.8%
ACI Worldwide, Inc.(1)	27,328	$839,790
Altair Engineering, Inc., Class A(1)	11,862	817,766
Black Knight, Inc.(1)	6,772	487,584
CDK Global, Inc.	13,037	554,724
Envestnet, Inc.(1)	11,740	942,018
nCino, Inc.(1)	11,219	796,886
Olo, Inc., Class A(1)	20,647	620,029

		$5,058,797

Specialty Retail — 3.3%
Five Below, Inc.(1)	3,025	$534,850
National Vision Holdings, Inc.(1)	28,640	1,625,893

		$2,160,743

Textiles, Apparel & Luxury Goods — 2.3%
Capri Holdings, Ltd.(1)	13,580	$657,408
Deckers Outdoor Corp.(1)	905	325,981
Steven Madden, Ltd.	12,200	489,952

		$1,473,341

Security	Shares	Value
Trading Companies & Distributors — 2.6%
Applied Industrial Technologies, Inc.	6,264	$564,574
Herc Holdings, Inc.(1)	6,735	1,100,903

		$1,665,477

Total Common Stocks (identified cost $50,144,165)		$64,205,909

Short-Term Investments — 1.2%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.05%(2)	784,547	$784,547

Total Short-Term Investments (identified cost $784,547)		$784,547

Total Investments — 100.2% (identified cost $50,928,712)		$64,990,456

Other Assets, Less Liabilities — (0.2)%		$(138,285)

Net Assets — 100.0%		$64,852,171

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2021.

The Fund did not have any open derivative instruments at September 30, 2021.

At September 30, 2021, the value of the Fund’s investment in affiliated funds was $784,547, which represents 1.2% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended September 30, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$137,211	$20,977,794	$(20,330,443)	$(15)	$—	$784,547	$416	784,547

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2021, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$64,205,909	*	$—	$—	$64,205,909
Short-Term Investments	—		784,547	—	784,547
Total Investments	$64,205,909		$784,547	$—	$64,990,456

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.